Schedule of Investments
November 30, 2020 (unaudited)
Monteagle Opportunity Equity Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 100.10%

Automobiles & Components - 1.50%
Lear Corp. (2)	1,500	214,425
Magna International, Inc. (Canada)	3,800	233,396

		447,821

Banks - 4.77%
Bank OZK	9,100	254,436
Cathay General Bancorp.	8,100	228,825
East West Bancorp, Inc.	4,500	192,240
SVB Financial Group (2)	800	275,888
Washington Federal, Inc.	7,900	184,623
WSFS Financial Corp.	7,500	285,975

		1,421,987

Captial Goods - 8.67%
Acuity Brands, Inc.	1,400	166,208
A.O. Smith Corp.	2,700	152,037
Cummins, Inc.	1,200	277,404
Curtiss-Wright Corp.	1,200	138,312
Emcor Group, Inc.	3,000	258,540
Franklin Electric Co., Inc.	3,200	216,288
John Bean Technologies Corp.	1,600	176,896
L3Harris Technologies, Inc.	580	111,354
MSC Industrial Direct Co., Inc. Class A	3,000	249,960
Simpson Manufacturing Co., Inc.	1,500	137,850
Snap-On, Inc.	1,500	263,775
Valmont Industries, Inc.	1,400	228,172
Watsco, Inc.	900	204,624

		2,581,420

Chemicals - 1.68%
Eastman Chemical Co.	2,600	253,240
LyondellBasell Industries N.V.	2,900	246,790

		500,030

Commercial & Professional Services - 3.13%
ABM Industries, Inc.	4,500	173,250
CBIZ, Inc. (2)	6,900	167,118
Cintas Corp.	500	177,650
Copart, Inc.(2)	1,800	207,810
Robert Half International, Inc.	3,200	205,376

		931,204

Consumer Durables & Apparel - 3.91%
Hasboro, Inc.	3,500	325,605
Lennar Corp. Class A	2,700	204,822
NVR, Inc. (2)	100	399,718
Whirlpool Corp.	1,200	233,532

		1,163,677

Consumer Services - 3.69%
Bright Horizons Family Solutions, Inc. (2)	1,400	238,154
Carriage Services, Inc.	9,700	263,937
Domino's Pizza, Inc.	500	196,285
Graham Holdings Co.	400	178,808
Yum! Brands, Inc.	2,100	222,180

		1,099,364

Containers & Packaging - 2.89%
Avery Dennison Corp.	2,000	298,680
Packaging Corp of America	2,800	364,000
Sonoco Products Co.	3,400	197,404

		860,084

Diversified Financials - 1.47%
CBOE Global Markets, Inc.	1,800	164,376
Raymond James Financial, Inc.	3,000	272,850

		437,226

Electric Utilities - 1.30%
Hawaiian Electric Industries, Inc.	5,900	211,397
OGE Energy Corp.	5,400	174,906

		386,303

Equity Real Estate Investment Trust - 3.23%
National Health Investors, Inc.	14,900	963,434

Food, Beverage & Tobacco - 2.40%
Archer-Daniels-Midland Co. (2)	4,000	199,080
Kellogg Co.	2,400	153,384
Lancaster Colony Corp.	1,100	186,263
Tyson Foods, Inc.	2,700	176,040

		714,767

Gas Utilities - 1.29%
One Gas, Inc.	2,200	174,196
UGI Corp.	5,900	209,332

		383,528

Healthcare Equipment & Services - 7.95%
AmerisourceBergen Corp.	3,000	309,330
Cantel Medical Corp. (2)	7,100	421,953
Chemed Corp.	600	286,950
Laboratory Corporation of America Holdings (2)	1,700	339,728
McKesson Corp.	2,100	377,811
Molina Healthcare, Inc. (2)	1,600	326,608
Teleflex, Inc.	800	306,200

		2,368,580

Household & Personal Products - 1.78%
Church & Dwight Co., Inc.	2,100	184,317
Medifast, Inc.	1,700	347,038

		531,355

Insurance - 3.54%
Arch Capital Group, Ltd.	7,400	238,243
Everest Group, Ltd.	1,100	250,063
The Hanover Insurance Group, Inc.	1,800	202,230
Safety Insurance Group, Inc.	2,400	171,000
White Mountains Insurance Group, Ltd. (2)	200	192,000

		1,053,536

Media & Entertainment - 6.46%
Cable One, Inc.	400	792,268
ViacomCBS, Inc. Class B	32,100	1,132,488

		1,924,756

Metals & Mining - 1.49%
Franco-Nevada Corp.	1,400	186,256
POSCO	4,800	256,032

		442,288

Oil, Gas & Consumable Fuels - 1.44%
ONEOK, Inc.	6,700	240,329
World Fuel Services Corp.	6,600	187,572

		427,901

Pharmaceuticals, Biotechnology & Life Science - 4.97%
Agilent Technologies, Inc.	3,500	409,150
Icon, Plc. (Ireland) (2)	2,200	428,736
Jazz Pharmaceuticals, Plc. (2)	2,300	323,633
United Therapeutics Corp. (2)	2,400	318,336

		1,479,855

Real Estate Investment Trusts - 4.61%
LTC Properties, Inc.	17,300	640,792
Mid-America Apartment Communities, Inc.	5,800	731,728

		1,372,520

Retailing - 4.85%
Best Buy Co., Inc.	2,900	315,520
Core-Mark Holding Co., Inc.	7,200	224,568
Five Below, Inc. (2)	2,000	312,800
Genuine Parts Co.	1,700	167,229
Lithia Motors, Inc.	800	231,440
Ulta Beauty, Inc. (2)	700	192,780

		1,444,337

Semiconductors & Semiconductor Equipment - 3.38%
Skyworks Solutions, Inc.	3,100	567,645
Xilinx, Inc.	3,900	437,627

		1,005,272

Software & Services - 9.28%
Akamai Technologies, Inc. (2)	3,400	351,934
Amdocs Ltd.	5,400	355,374
Aspen Technology, Inc. (2)	2,900	389,905
Check Point Software Technology Ltd. (Israel) (2)	3,950	464,836
Genpact, Ltd.	10,000	406,500
Leidos Holdings, Inc.	3,400	342,380
Maximus, Inc.	6,300	452,403

		2,763,332

Technology Hardware & Equipment - 7.74%
CDW Corp.	3,300	430,617
F5 Networks, Inc. (2)	2,320	377,719
NetApp, Inc.	8,600	458,466
TE Connectivity, Ltd.	4,800	547,056
Zebra Technologies Corp. Class A (2)	1,300	491,946

		2,305,804

Transportation - 1.55%
Landstar System, Inc.	1,750	229,985
Southwest Airlines Co. (2)	5,000	231,700

		461,685

Water Utilities - 1.14%
American States Water Co.	2,100	155,022
The York Water Co.	4,100	184,664

		339,686

Total Common Stock	(Cost $ 23,465,542)	29,811,752

Money Market Registered Investment Companies - 1.04%

Federated Government Obligations Fund - Institutional Class, 0.01% (3)	310,673	310,673

Total Money Market Registered Investment Companies	(Cost $ $310,673.00)	310,673

Total Investments - 101.14%	(Cost $ 23,776,215)	30,122,425

Other Assets less Liabilities - -1.14%		(340,383)

Total Net Assets - 100.00%		29,782,042

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$30,122,425	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$30,122,425	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of November 30, 2020.